LONG-TERM INVESTMENTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 05, 2021	Sep. 29, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) Loans ConvertibleNotes	Dec. 31, 2023 USD ($) Loans ConvertibleNotes	Dec. 31, 2022 CNY (¥) ConvertibleNotes	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2020 shares
Long Term Investments [Line Items]
Share of income (loss) from equity method investments					¥ (1,990)		¥ 7,940
Long-term investments, net				¥ 162,267	¥ 101,481				$ 22,230
Impairment on investment				51,923
Number of convertible notes purchased | ConvertibleNotes					2	2	2
Number of loans lent | Loans					2	2
Loans lent				¥ 97,577	¥ 44,709
Annual interest rate of loans lent				10.00%	10.00%	10.00%
PT Rumah Inovasi JET
Long Term Investments [Line Items]
Convertible notes purchased					¥ 51,006		¥ 51,006
Keen Best
Long Term Investments [Line Items]
Number of ordinary shares acquired | shares										35
Equity Percent Acquired										35.00%
Distribution received				¥ 69,018
Purchase price for shares		¥ 91,957
Share of income (loss) from equity method investments				¥ (0)	¥ (1,990)		(1,211)
Aguila Information
Long Term Investments [Line Items]
Equity ownership percent transferred	6.00%
Emprende Conmovi, S.A. DE C.V., Sofom, Enr
Long Term Investments [Line Items]
Equity ownership percent transferred					8.00%
Purchase consideration | $						$ 500
Aguila Information, S.A.P.I. de C.V.
Long Term Investments [Line Items]
Equity ownership percent before agreement to transfer equity interest	51.00%
Equity ownership percent after agreement to transfer equity interest	45.00%
Share of income (loss) from equity method investments							9,151	¥ 8,457
Dividend return			¥ 2,586
Long-term investments, net							15,078	¥ 5,819
Impairment on investment							¥ 15,078